Cat Financial Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Contractual maturities of outstanding wholesale inventory receivables

Contractual maturities of outstanding wholesale inventory receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Wholesale Installment Contracts	Wholesale Finance Leases	Wholesale Notes	Total
2013	$398	$146	$727	$1,271
2014	96	100	167	363
2015	58	74	181	313
2016	28	42	13	83
2017	12	14	6	32
Thereafter	2	—	—	2
	594	376	1,094	2,064
Guaranteed residual value	—	102	—	102
Unguaranteed residual value	—	35	—	35
Less: Unearned income	(7)	(35)	(7)	(49)
Total	$587	$478	$1,087	$2,152

Contractual maturities of outstanding finance receivables

Contractual maturities of outstanding finance receivables:
(Millions of dollars)	December 31, 2012
Amounts Due In	Retail Installment Contracts	Retail Finance Leases	Retail Notes	Total
2013	$1,819	$3,192	$4,068	$9,079
2014	1,357	2,144	1,836	5,337
2015	911	1,225	1,714	3,850
2016	466	600	1,175	2,241
2017	171	241	1,454	1,866
Thereafter	29	125	861	1,015
	4,753	7,527	11,108	23,388
Guaranteed residual value	—	374	—	374
Unguaranteed residual value	—	462	—	462
Less: Unearned income	(67)	(762)	(87)	(916)
Total	$4,686	$7,601	$11,021	$23,308

Impaired loans and finance leases
Individually impaired loans and finance leases for the customer portfolio segment were as follows:

	December 31, 2012
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$28	$27	$—
Europe	45	45	—
Asia Pacific	2	2	—
Mining	1	1	—
Latin America	7	7	—
Caterpillar Power Finance	295	295	—
Total	$378	$377	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$47	$43	$10
Europe	40	37	14
Asia Pacific	35	35	8
Mining	23	23	5
Latin America	43	43	12
Caterpillar Power Finance	116	112	24
Total	$304	$293	$73

Total Impaired Loans and Finance Leases
Customer
North America	$75	$70	$10
Europe	85	82	14
Asia Pacific	37	37	8
Mining	24	24	5
Latin America	50	50	12
Caterpillar Power Finance	411	407	24
Total	$682	$670	$73

	December 31, 2011
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$83	$80	$—
Europe	47	46	—
Asia Pacific	4	4	—
Mining	8	8	—
Latin America	9	9	—
Caterpillar Power Finance	175	170	—
Total	$326	$317	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$69	$64	$15
Europe	36	33	12
Asia Pacific	13	13	3
Mining	13	13	4
Latin America	25	25	6
Caterpillar Power Finance	93	92	16
Total	$249	$240	$56

Total Impaired Loans and Finance Leases
Customer
North America	$152	$144	$15
Europe	83	79	12
Asia Pacific	17	17	3
Mining	21	21	4
Latin America	34	34	6
Caterpillar Power Finance	268	262	16
Total	$575	$557	$56

	December 31, 2010
(Millions of dollars)	Recorded Investment	Unpaid Principal Balance	Related Allowance
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$191	$185	$44
Europe	62	57	15
Asia Pacific	27	27	7
Mining	—	—	—
Latin America	44	43	9
Caterpillar Power Finance	34	33	4
Total	$358	$345	$79

Total Impaired Loans and Finance Leases
Customer
North America	$278	$272	$44
Europe	68	61	15
Asia Pacific	32	32	7
Mining	8	8	—
Latin America	47	46	9
Caterpillar Power Finance	208	207	4
Total	$641	$626	$79

	Years ended December 31,
	2012		2011		2010
(Millions of dollars)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Impaired Loans and Finance Leases With No Allowance Recorded
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$58	$1	$142	$5	$271	$11
Europe	43	2	50	2	85	4
Asia Pacific	27	2	17	1	34	3
Mining	38	2	6	—	6	—
Latin America	43	2	39	2	39	3
Caterpillar Power Finance	99	—	83	—	17	—
Total	$308	$9	$337	$10	$452	$21

Total Impaired Loans and Finance Leases
Customer
North America	$108	$4	$233	$9	$310	$13
Europe	88	3	61	2	92	4
Asia Pacific	30	2	22	1	40	3
Mining	46	2	14	1	9	—
Latin America	49	2	48	3	44	3
Caterpillar Power Finance	319	2	304	6	109	—
Total	$640	$15	$682	$22	$604	$23

Investment in loans and finance leases on non-accrual status
The investment in customer loans and finance leases on non-accrual status was as follows:

	December 31,
(Millions of dollars)	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases
Aging related to loans and finance leases was as follows:

(Millions of dollars)	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,872	$5,967	$—
Europe	23	9	36	68	2,487	2,555	6
Asia Pacific	53	19	54	126	2,912	3,038	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,063	2,063	—
Europe	—	—	—	—	185	185	—
Asia Pacific	—	—	—	—	751	751	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	884	884	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$188	$70	$418	$676	$22,632	$23,308	$28

(Millions of dollars)	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$74	$39	$111	$224	$5,378	$5,602	$9
Europe	27	11	57	95	2,129	2,224	10
Asia Pacific	47	23	38	108	2,769	2,877	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	—	—	1,689	1,689	—
Europe	—	—	—	—	57	57	—
Asia Pacific	—	—	—	—	161	161	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	480	480	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Total	$194	$104	$442	$740	$19,240	$19,980	$58

(Millions of dollars)	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,291	1,291	—
Europe	—	—	—	—	41	41	—
Asia Pacific	—	—	—	—	151	151	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	457	457	—
Caterpillar Power Finance	—	—	—	—	3	3	—
Total	$291	$106	$569	$966	$18,957	$19,923	$91

Allowance for credit losses and recorded investment in finance receivables
:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$360	$6	$366
Receivables written off	(149)	—	(149)
Recoveries on receivables previously written off	47	—	47
Provision for credit losses	157	3	160
Other	(1)	—	(1)
Balance at end of year	$414	$9	$423

Individually evaluated for impairment	$73	$—	$73
Collectively evaluated for impairment	341	9	350
Ending Balance	$414	$9	$423

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$682	$—	$682
Collectively evaluated for impairment	18,742	3,884	22,626
Ending Balance	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Allowance for Credit Losses:
Balance at beginning of year	$357	$5	$362
Receivables written off	(210)	—	(210)
Recoveries on receivables previously written off	52	—	52
Provision for credit losses	167	1	168
Other	(6)	—	(6)
Balance at end of year	$360	$6	$366

Individually evaluated for impairment	$56	$—	$56
Collectively evaluated for impairment	304	6	310
Ending Balance	$360	$6	$366

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$575	$—	$575
Collectively evaluated for impairment	17,018	2,387	19,405
Ending Balance	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
Allowance for Credit Losses:
Balance at beginning of year	$376
Receivables written off	(288)
Recoveries on receivables previously written off	51
Provision for credit losses	205
Adjustment to adopt consolidation of variable-interest entities	18
Other–net	—
Balance at end of year	$362

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Individually evaluated for impairment	$79	$—	$79
Collectively evaluated for impairment	278	5	283
Ending Balance	$357	$5	$362

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$641	$—	$641
Collectively evaluated for impairment	17,339	1,943	19,282
Ending Balance	$17,980	$1,943	$19,923

Recorded investment of performing and non-performing finance receivables
The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)	December 31, 2012
	Customer	Dealer	Total
Performing
North America	$5,908	$2,063	$7,971
Europe	2,517	185	2,702
Asia Pacific	3,002	751	3,753
Mining	1,961	1	1,962
Latin America	2,571	884	3,455
Caterpillar Power Finance	2,952	—	2,952
Total Performing	$18,911	$3,884	$22,795

Non-Performing
North America	$59	$—	$59
Europe	38	—	38
Asia Pacific	36	—	36
Mining	12	—	12
Latin America	148	—	148
Caterpillar Power Finance	220	—	220
Total Non-Performing	$513	$—	$513

Performing & Non-Performing
North America	$5,967	$2,063	$8,030
Europe	2,555	185	2,740
Asia Pacific	3,038	751	3,789
Mining	1,973	1	1,974
Latin America	2,719	884	3,603
Caterpillar Power Finance	3,172	—	3,172
Total	$19,424	$3,884	$23,308

(Millions of dollars)	December 31, 2011
	Customer	Dealer	Total
Performing
North America	$5,490	$1,689	$7,179
Europe	2,166	57	2,223
Asia Pacific	2,853	161	3,014
Mining	1,473	—	1,473
Latin America	2,377	480	2,857
Caterpillar Power Finance	2,762	—	2,762
Total Performing	$17,121	$2,387	$19,508

Non-Performing
North America	$112	$—	$112
Europe	58	—	58
Asia Pacific	24	—	24
Mining	12	—	12
Latin America	108	—	108
Caterpillar Power Finance	158	—	158
Total Non-Performing	$472	$—	$472

Performing & Non-Performing
North America	$5,602	$1,689	$7,291
Europe	2,224	57	2,281
Asia Pacific	2,877	161	3,038
Mining	1,485	—	1,485
Latin America	2,485	480	2,965
Caterpillar Power Finance	2,920	—	2,920
Total	$17,593	$2,387	$19,980

(Millions of dollars)	December 31, 2010
	Customer	Dealer	Total
Performing
North America	$6,231	$1,291	$7,522
Europe	2,421	41	2,462
Asia Pacific	2,630	151	2,781
Mining	868	—	868
Latin America	2,287	457	2,744
Caterpillar Power Finance	2,904	3	2,907
Total Performing	$17,341	$1,943	$19,284

Non-Performing
North America	$217	$—	$217
Europe	89	—	89
Asia Pacific	24	—	24
Mining	7	—	7
Latin America	139	—	139
Caterpillar Power Finance	163	—	163
Total Non-Performing	$639	$—	$639

Performing & Non-Performing
North America	$6,448	$1,291	$7,739
Europe	2,510	41	2,551
Asia Pacific	2,654	151	2,805
Mining	875	—	875
Latin America	2,426	457	2,883
Caterpillar Power Finance	3,067	3	3,070
Total	$17,980	$1,943	$19,923

Schedule of Troubled Debt Restructurings
Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)	Year ended December 31, 2012			Year ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe [1]	21	8	8	7	44	44
Asia Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance [2,3]	27	253	253	35	117	117
Total [4]	199	$284	$284	125	$184	$184

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[2]
Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.

[3]
During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR. The $24 million and $15 million of additional funds are not reflected in the table above as no incremental modifications have been made with the borrower during the periods presented. At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.

[4]	Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

Troubled Debt Restructurings modified within twelve months prior to the default date
TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)	Year ended December 31, 2012		Year ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance [1]	16	21	14	70
Total	67	$26	70	$101

[1]
Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012. Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.